Stockholders' equity (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Shares of capital stock	9,804,135,348	9,804,135,348	9,804,135,348
Shares of capital stock, Value	R$ 90,729	R$ 90,729	R$ 90,729
Treasury shares	28,030,833	436,671	3,268,688
Treasury shares, value	R$ (11)	R$ (11)	R$ (71)
Acquisition of treasury shares	54,000,000	26,000,000
Acquisition of treasury shares value	R$ (1,775)	R$ (689)
Result of delivery of treasury shares	(26,405,838)	(28,832,017)
Result of delivery of treasury shares	R$ 877
Treasury shares, value	R$ (909)	R$ (11)	R$ (11)
Outstanding shares	9,776,104,515	9,803,698,677	9,800,866,660
Result of delivery of treasury shares	R$ 860	R$ 747	R$ 521
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	6,243,973,086	6,431,313,028	6,557,365,425
Shares of capital stock, Value	R$ 57,783	R$ 59,516	R$ 60,683
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	3,560,162,262	3,372,822,320	3,246,769,923
Shares of capital stock, Value	R$ 32,946	R$ 31,213	R$ 30,046
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Ordinary shares [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,918,480,340	4,923,277,339	4,927,867,243
Ordinary shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	39,810,019	35,013,020	30,423,116
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,845,844,989	4,845,844,989	4,845,844,989
Treasury shares	28,030,833	436,671	3,268,688
Acquisition of treasury shares	54,000,000	26,000,000
Result of delivery of treasury shares	(26,405,838)	(28,832,017)
Outstanding shares	4,817,814,156	4,845,408,318	4,842,576,301
Result of delivery of treasury shares		R$ 749
Preference shares [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	1,325,492,746	1,508,035,689	1,629,498,182
Preference shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	3,520,352,243	3,337,809,300	3,216,346,807